Employee benefits (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Description of reasonably possible increase in actuarial assumption	50 basis points
Present value of the defined benefit obligation increase in actuarial assumption	$ (819)
Present value of the defined benefit obligation decrease in actuarial assumption	$ 900
Actuarial Assumption Of Minimum Wage Increase Rate [Member]
IfrsStatementLineItems [Line Items]
Description of reasonably possible increase in actuarial assumption	50 basis points
Present value of the defined benefit obligation increase in actuarial assumption	$ 313
Present value of the defined benefit obligation decrease in actuarial assumption	$ (335)
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Description of reasonably possible increase in actuarial assumption	50 basis points
Present value of the defined benefit obligation increase in actuarial assumption	$ 609
Present value of the defined benefit obligation decrease in actuarial assumption	$ (566)